Commitments and Contingencies (Tables)	3 Months Ended
Mar. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments Disclosure [Text Block]
Capital expenditure commitments:

At March 31,
2012
(unaudited)
(in US Dollars, millions)

Contracts for capital expenditure	370
Authorized by the directors but not yet contracted for	1,444
1,814
The Company intends to finance these capital expenditures from cash on hand, cash flow from operations, existing and new replacement credit facilities and long-term debt financing and, potentially if deemed appropriate, the issuance of equity and equity linked instruments.

Commitments Contingencies and Guarantees [Text Block]
Contingencies and guarantees are summarized as follows for disclosure purposes. Amounts represent possible losses for loss contingencies, where an estimate can be made, and quantification of guarantees:

At March 31,
2012
(unaudited)
(in US Dollars, millions)

Contingent liabilities

Groundwater pollution (1)	-
Deep groundwater pollution - South Africa (2)	-
Sales tax on gold deliveries - Brazil (3)	91
Other tax disputes - Brazil (4)	42
Indirect taxes - Ghana (5)	14
Tax disputes - Tanzania (6)	-
Occupational Diseases in Mines and Works Act ("ODMWA") litigation (7)	-

Contingent assets

Royalty - Boddington Gold Mine (8)	-
Royalty - Tau Lekoa Gold Mine (9)	-

Financial guarantees

Oro Group surety (10)	13
AngloGold Ashanti USA reclamation bonds (11)	101
AngloGold Ashanti Australia environmental bonds (12)	33
AngloGold Ashanti environmental guarantees (13)	175
Guarantee provided for syndicated revolving credit facility (14)	-
Guarantee provided for mandatory convertible bonds (15)	791
Guarantee provided for rated bonds (16)	1,026
Guarantee provided for convertible bonds (17)	742
Guarantee provided for A$ syndicated revolving credit facility (18)	-

Hedging guarantees
Gold delivery guarantees (19)	-
Ashanti Treasury Services Limited ("ATS") hedging guarantees (20)	-
Geita Management Company Limited ("GMC") hedging guarantees (21)	-

3,028